Leases (Schedule of Amounts Recognized in Profit and Loss) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense on right-of-use assets | ₪		₪ 1,911	₪ 1,153
Interest expense on lease liabilities | ₪		94	65
Cancellation of rental expenses | ₪		(1,911)	(1,193)
Amounts recognized in profit and loss | ₪		₪ 94	₪ 25
US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense on right-of-use assets | $	$ 595
Interest expense on lease liabilities | $	29
Cancellation of rental expenses | $	(595)
Amounts recognized in profit and loss | $	$ 29